RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
Related Parties and Transactions

The Company’s related parties include its subsidiaries, joint arrangement in which the Company is a joint operator, and key management personnel. During its normal course of operations, the Company enters into transactions with its related parties for goods and services. Transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. There were no other related party transactions for the years ended December 31, 2022 and 2021.

Compensation of Key Management Personnel

Key management personnel compensation comprises:

For the years ended December 31,	2022	2021
Short-term employee benefits(i)	$28.9	$14.8
Post-employment benefits	2.9	2.0
Share-based payment expense(ii)	22.7	3.3
	$54.5	$20.1
(i)Short-term employee benefits include salaries, bonuses payable within 12 months of the balance sheet date and other annual employee benefits.
(ii)Relates to share option, RSU, DSU and PSU grants. Balances exclude the periodic fair value adjustment on the DSUs.